Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent events [Abstract]
Subsequent events [Text Block]

25.       Subsequent Events

On May 14, 2013, LYB International Finance B.V. (“LYB International Finance”) was formed as a private company with limited liability in The Netherlands. LYB International Finance is a direct, 100 percent owned finance subsidiary of the Company, as defined in Rule 3-10(b) of Regulation S-X. LYB International Finance expects to issue debt securities that are fully and unconditionally guaranteed by the Company.